RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of amount due from related parties

		As of December 31,
Name	Relationship with the Group	2022	2023
		US$	US$
Amounts due from related parties:
Alphalion Technology Holding Limited and its affiliates (“Alphalion Group”) (1)	Long-term available-for-sale investee	985,869	967,772
Individual directors and executive officers (2)	Directors or officers of the Group	3,783,606	7,019,984
Subtotal		4,769,475	7,987,756
(1)
The amount represents short-term, interest-free loans provided to Alphalion Group to facilitate its daily operational cash flow needs and prepaid IT service fee as of December 31, 2022 and 2023.
(2)
The Group provided brokerage services and margin loans to its individual directors and executive officers and their spouses during its ordinary courses of business. The amounts represent receivables from directors and executive officers of the Group as of December 31, 2022 and 2023, respectively.

		As of December 31,
Name	Relationship with the Group	2022	2023
		US$	US$
Amount due to related parties:
Individual directors and executive officers (3)	Directors or officers of the Group	461,704	10,148,142
Total		461,704	10,148,142

(3)
The amounts represent the cash account balance of directors and executive officers.
16.
RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Transactions with related parties:

		For the years ended December 31,
Name	Relationship with the Group	2021	2022	2023
		US$	US$	US$
Alphalion Group (4)	Long-term available-for-sale investee	(94,333)	(135,117)	(150,360)
Ocean Joy Holdings Limited ("Ocean joy") and its subsidiary (5)	Equity method investee	28,350	—	—
Ocean Joy and its subsidiary (6)	Equity method investee	(686,576)	—	—
Interactive Brokers LLC (7)	Under common control with a principal shareholder of the Company	73,293,370	9,727,350	—
Interactive Brokers LLC (8)	Under common control with a principal shareholder of the Company	(16,823,850)	(1,751,505)	—
Individual directors and executive officers (9)	Directors or officers of the Group	138,661	147,662	1,501,351
Xiaomi Corporation and its affiliates (10)	Principal shareholder of the Company	2,860,123	—	—
Xiaomi Corporation and its affiliates (11)	Principal shareholder of the Company	(350,519)	—	—

(4)
The amounts represent the purchase of IT services from Alphalion Group for the years ended December 31, 2021, 2022 and 2023, respectively.
(5)
In October 2021, the Company completed the acquisition of Ocean Joy and its sole subsidiary Tiger Brokers HK which is licensed by the SFC in Hong Kong to carry on business dealing in securities and futures contracts. The amounts represent the commissions and interest income earned from Tiger Brokers HK for periods from June to December of 2020 and January to October of 2021 (before the completion of acquisition).
(6)
The amounts represent the execution and clearing fees paid to Tiger Brokers HK for periods from June to December of 2020 and January to October of 2021 (before the completion of acquisition). In October 2021, the Company completed the acquisition of Ocean Joy.

(7)
The amounts represent the commissions, financing service fees, interest income and other revenues earned from Interactive Brokers for the years ended 2021, and the period from January to March of 2022, respectively, netting off interest expense incurred from margin, security borrowing and lending business. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.
16.
RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Transactions with related parties: (Continued)

(8)
The amounts represent the execution and clearing fees paid to Interactive Brokers for the years ended December 31, 2021, and the period from January to March of 2022, respectively. Due to the resignation of the director assigned by Interactive Brokers in March 2022, Interactive Brokers LLC was no longer considered a related party since then.
(9)
The amounts represent the commissions and interest income earned by providing brokerage services and margin loans to the individual directors and executive officers during its ordinary courses of business for the years ended December 31, 2021, 2022 and 2023, respectively.
(10)
The amount represents the changes in the fair value of the convertible bonds issued to Xiaomi Corporation and its affiliates during the year ended December 31, 2021 (Note 9). In January 2022, Xiaomi Corporation waived its right to participate in the financial and operational decision-making of the Company and was no longer considered a related party since then.
(11)
The amount represents the interest expense of the convertible bonds issued to Xiaomi Corporation and its affiliates accreted at an effective interest rate of 5.4% for the year ended December 31, 2021 (Note 9). In January 2022, Xiaomi Corporation waived its right to participate in the financial and operational decision-making of the Company and was no longer considered a related party since then.